Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 21	$ 22	$ 23	$ 22
Provision for credit losses
Purchases	2	3	6	8
Sales and maturities	(2)		(2)
Changes in risk, parameters and exposures	(2)	1	(7)	(5)
Exchange rate and other		(2)	(1)	(1)
Balance at end of period	19	24	19	24
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	8	9	8	8
Provision for credit losses
Purchases	2	3	6	8
Sales and maturities	(2)		(2)
Changes in risk, parameters and exposures		(1)	(4)	(6)
Exchange rate and other	(1)	(1)	(1)
Balance at end of period	7	10	7	10
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	13	13	15	14
Provision for credit losses
Changes in risk, parameters and exposures	(2)	2	(3)	1
Exchange rate and other	1	(1)		(1)
Balance at end of period	$ 12	$ 14	$ 12	$ 14